SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The Company disaggregates its revenue by geographic region as follows:

	For the Fiscal Years Ended June 30,
	2025	%	2024	%	2023	%
Players located in the United States	$74,134,697.00	62.8%	$93,241,993	64.2%	$109,806,460	65.3%
Players located in Europe	18,415,626	15.6%	21,349,802	14.7%	23,541,966	14.0%
Players located in other regions	25,498,559	21.6%	30,644,954	21.1%	34,808,480	20.7%
Total revenue	$118,048,882	100%	$145,236,749	100%	$168,156,906	100%

SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2024	11,024,450	2,830,068
Balance as of June 30, 2025	10,423,418	1,871,120

SCHEDULE OF CONTRACT LIABILITIES

The table below presents the activity of contract liabilities during the year ended June 30, 2025 and 2024, respectively.

	As of June 30,
	2025	2024
Balance at the beginning of the year	$2,830,068	$2,986,364
Cash received	105,350,306	131,488,362
Revenue recognized	106,343,226	131,638,895
Foreign currency translation	33,972	(5,763)
Balance at the end of the year	$1,871,120	$2,830,068

SCHEDULE OF FAIR VALUE HIERARCHY

The following tables represent the fair value hierarchy of the Company’s financial assets measured at fair value on a recurring basis as of June 30, 2025:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Short-term investments
Investment in marketable equity securities	$1,345,154	$-	$-	$1,345,154
	$1,345,154	$-	$-	$1,345,154

SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Developed games	3-7 years
Royalties	5-8 years
Copyright	8-10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	As of June 30,
	2025	2024
Balance sheet items, except for equity accounts	$1=RMB7.1636	$1=RMB7.2672
Balance sheet items, except for equity accounts	$1=HK$7.8499	$1=HK$7.8083

	For the Years Ended June 30,
	2025	2024	2023
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=RMB7.2143	$1=RMB7.2248	$1=RMB6.9536
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=HK$7.7893	$1=HK$7.8190	$1=HK$7.8373